SHARE CAPITAL (Details) $ in Millions			12 Months Ended
	Dec. 23, 2019 shares	May 01, 2019 shares	Feb. 07, 2022 shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($) shares	Jan. 31, 2021 shares	Dec. 31, 2018 shares
Share Capital
Amended treasury shares authorized for repurchase | shares	78,549,178	50,252,231
Purchase of common shares for cancellation (in shares) | shares					7,527,000		55,298,000
Issued Capital					$ 307		$ 2,274
Share repurchase cost					$ 307		2,274
Average repurchase cost per share | $ / shares				$ 40.83		$ 41.12
Liability for share purchase commitment						$ 168	$ 168
Common shares issued | shares				1,525,151,000	1,525,151,000	1,531,874,000	1,531,874,000		1,584,484,000
Subsequent Event
Share Capital
Amended treasury shares authorized for repurchase | shares			44,000,000
Percentage of amended treasury shares authorized for repurchase			2.90%
Common shares issued | shares								1,525,150,794
Common shares outstanding | shares								1,525,150,794
Share capital
Share Capital
Issued Capital					$ 124		$ 905
Share repurchase cost					124		905
Liability for share purchase commitment						$ 65	65
Retained earnings
Share Capital
Issued Capital					183		1,369
Share repurchase cost					$ 183		1,369
Liability for share purchase commitment						$ 103	$ 103